Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.
Cash and cash equivalents

	December 31, 2025	December 31, 2024
Cash at banks	$27,779,666	$18,826,019
Short-term deposits	—	35,010
	$27,779,666	$18,861,029

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are invested in certificate deposits at interbank rates with no fixed term of deposit.